Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 78,389	$ 778,568
12 months or more - Fair Value	491,378	54,835
Total - Fair Value	569,767	833,403
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	573	28,184
12 months or more - Gross Unrealized Loss	6,730	2,350
Total - Gross Unrealized Loss	7,303	30,534
U. S. government sponsored enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	12,840	198,023
12 months or more - Fair Value	54,959	0
Total - Fair Value	67,799	198,023
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	81	1,724
12 months or more - Gross Unrealized Loss	541	0
Total - Gross Unrealized Loss	622	1,724
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	65,549	466,056
12 months or more - Fair Value	325,476	54,835
Total - Fair Value	391,025	520,891
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	492	17,698
12 months or more - Gross Unrealized Loss	3,163	2,350
Total - Gross Unrealized Loss	3,655	20,048
Corporate bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		902
12 months or more - Fair Value		0
Total - Fair Value		902
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss		1
12 months or more - Gross Unrealized Loss		0
Total - Gross Unrealized Loss		1
Small Business Administration-guaranteed participation securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	103,029
12 months or more - Fair Value	100,496	0
Total - Fair Value	100,496	103,029
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	8,354
12 months or more - Gross Unrealized Loss	2,777	0
Total - Gross Unrealized Loss	2,777	8,354
Mortgage-backed securities and collateralized mortgage obligations-Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	10,558
12 months or more - Fair Value	10,447	0
Total - Fair Value	10,447	10,558
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	407
12 months or more - Gross Unrealized Loss	249	0
Total - Gross Unrealized Loss	$ 249	$ 407